UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 10/31/08

Item 1.  Schedule of Investments.

Biltmore Momentum/Dynamic ETF Fund
PORTFOLIO OF INVESTMENTS
October 31, 2008 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 83.79%
		ASSET ALLOCATION FUNDS - 8.97%
	1,894	CurrencyShares British Pound Sterling Trust	$ 305,711
	2,394	CurrencyShares Euro Trust	305,690
			611,401

		DEBT FUNDS - 38.38%
	4,466	iShares Lehman 1-3 Year Treasury Bond Fund	375,412
	3,359	iShares Lehman Short Treasury Bond Fund	370,733
	40,759	SPDR Lehman 1-3 Month T-Bill ETF	1,870,837
			2,616,982

		EQUITY FUNDS - 36.44%
	1,000	Biotech HOLDRs Trust	172,900
	7,260	Consumer Staples Select Sector SPDR Fund	175,111
	3,331	iShares Dow Jones US Medical Devices Index Fund *	150,128
	2,311	iShares Nasdaq Biotechnology Index Fund	165,029
	4,161	iShares S&P North American Technology-Software Index Fund *	140,850
	10,350	Powershares Dynamic Biotechnology & Genome Portfolio *	146,970
	9,476	PowerShares Water Resources Portfolio	130,200
	5,575	ProShares Short Dow30	424,258
	1,723	ProShares Short MSCI EAFE	188,324
	5,425	ProShares Short S&P500	450,818
	3,045	SPDR S&P Biotech ETF	163,456
	2,957	Vanguard Consumer Staples ETF	176,799
			2,484,842

		TOTAL EXCHANGE TRADED FUNDS (Cost $6,064,895)	5,713,225

		SHORT-TERM INVESTMENTS - 16.67%
	1,137,114	Milestone Treasury Obligation Portfolio - Institutional Class, 0.89%, 11/1/08**
		(Cost $1,137,114)	1,137,114

		TOTAL INVESTMENTS - 100.46% (Cost $7,202,009) (a)	$ 6,850,339
		OTHER ASSETS AND LIABILITIES - (0.46)%	(30,907)
		NET ASSETS - 100.0%	$ 6,819,432

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 173,555
		Unrealized Depreciation:	(525,225)
		Net Unrealized Depreciation:	$ (351,670)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2008.

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad level listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	5,713,225	-
Level 2 - Other Significant Observable Inputs	1,137,114	-
Level 3 - Significant Unobservable Inputs	0	-
Total	6,850,339	-
* Other financial instruments include futures, forwards and swap contracts.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS
October 31, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 98.37%
		AEROSPACE & DEFENSE - 1.67%
	4,091	Lockheed Martin Corp.	$ 347,940

		AGRICULTURE - 2.44%
	3,587	Universal Corp.	142,009
	5,409	UST, Inc.	365,594
			507,603

		APPAREL - 0.33%
	629	Deckers Outdoor Corp. *	53,377
	872	True Religion Apparel, Inc. *	14,606
			67,983

		AUTO PARTS & EQUIPMENT - 1.74%
	25,274	Superoir Industries International, Inc.	361,418

		BANKS - 8.55%
	7,728	Associated Banc-Corp.	170,480
	6,513	Bank of America Corp.	157,419
	10,532	Citigroup, Inc.	143,762
	31,132	Colonial BancGroup, Inc. (The)	127,330
	42,991	First Bancorp Puerto Rico	439,368
	17,800	Huntington Bancshares, Inc.	168,210
	935	PNC Financial Services Group, Inc.	62,336
	15,477	Regions Financial Corp.	171,640
	11,083	Umpqua Holdings Corp.	188,633
	8,002	Webster Financial Corp.	148,357
			1,777,535

		BEVERAGES - 5.13%
	3,618	Anheuser-Busch Cos, Inc.	224,424
	3,116	Brown-Forman Corp.	141,478
	1,592	Coca-Cola Co.	70,143
	11,053	PepsiCo, Inc.	630,132
			1,066,177

		BIOTECHNOLOGY - 1.45%
	1,136	Biogen Idec, Inc. *	48,337
	5,514	Gilead Sciences, Inc. *	252,817
			301,154

		CHEMICALS - 5.16%
	525	Arch Chemicals, Inc.	14,894
	3,987	Rohm & Haas Co.	280,486
	17,278	Sensient Technologies Corp.	435,924
	7,805	Sigma-Aldrich Corp.	342,327
			1,073,631

		COMMERCIAL SERVICES - 2.39%
	5,765	Equifax, Inc.	150,351
	6,841	Moody's Corp.	175,130
	83	Parexel International Corp. *	863
	8,076	Robert Half International, Inc.	152,394
	619	Team Inc. *	17,190
			495,928

		COMPUTERS - 1.06%
	2,363	International Business Machines Corp.	219,688

		COSMETICS/PERSONAL CARE - 0.02%
	85	Estee Lauder Cos., Inc.	3,063

		DISTRIBUTION/WHOLESALE - 1.08%
	819	Fastenal Co.	32,973
	2,947	LKQ Corp. *	33,714
	2,011	WW Grainger Inc	158,004
			224,691

		DIVERSIFIED FINANCIAL SERVICES - 0.74%
	8,077	Charles Schwab Corp. (The)	154,432

		ELECTRIC - 3.33%
	5,615	Dominion Resources, Inc.	203,712
	4,777	Pinnacle West Capital Corp.	151,192
	1,310	PPL Corp.	42,994
	4,449	SCANA Corp.	146,416
	4,337	Southern Co.	148,933
			693,247

		ELECTRICAL COMPONENTS & EQUIPMENT - 0.08%
	550	Sunpower Corp. *	16,286

		ELECTRONICS - 3.34%
	6,834	Applied Biosystems, Inc.	210,692
	3,283	Axsys Technologies, Inc. *	216,776
	2,575	Flir Systems, Inc. *	82,658
	1,076	II-VI, Inc. *	30,225
	917	Multi-Fineline Electronix, Inc. *	10,711
	3,256	Waters Corp. *	142,613
			693,675

		FOREST PRODUCTS & PAPER - 0.88%
	8,796	MeadWestvaco Corp.	123,408
	1,586	Plum Creek Timber Co., Inc.	59,126
			182,534

		GAS - 1.91%
	30,555	NiSource, Inc.	395,993

		HAND/MACHINE TOOLS - 0.35%
	773	K-Tron International, Inc. *	72,654

		HEALTHCARE-PRODUCTS - 4.31%
	4,909	CR Bard, Inc.	433,219
	2,245	Intuitive Surgical, Inc. *	387,914
	3,050	Meridian Bioscience, Inc.	74,969
			896,102

		HEALTHCARE - SERVICES - 0.86%
	3,170	Amedisys, Inc. *	178,820

		HOUSEHOLD - PRODUCTS - 0.76%
	2,614	Clorox Co.	158,957

		INSURANCE - 4.85%
	7,043	AON Corp.	297,919
	8,222	Chubb Corp.	426,064
	6,334	Lincoln National Corp.	109,198
	4,090	Travelers Cos, Inc. (The)	174,030
			1,007,211

		INTERNET - 1.68%
	201	Baidu.com *	41,406
	7,411	Cybersource Corp. *	90,044
	1,184	eResearch Technology, Inc. *	7,649
	151	Google, Inc. *	54,263
	2,880	NetFlix, Inc. *	71,309
	1,585	priceline.com Inc. *	83,418
			348,089

		LEISURE TIME - 1.03%
	6,053	Harley-Davidson, Inc.	148,177
	2,628	WMS Industries, Inc. *	65,700
			213,877

		MACHINERY-DIVERSIFIED - 0.82%
	9,499	Briggs & Stratton Corp.	149,704
	210	DXP Enterprises, Inc. *	2,932
	544	Gorman-Rupp Co. (The)	17,109
			169,745

		MEDIA - 0.62%
	1,957	DIRECTV Group, Inc. *	42,839
	3,340	Walt Disney Co.	86,506
			129,345

		METAL FABRICATE/HARDWARE - 0.14%
	943	CIRCOR International, Inc.	28,903

		MINING - 0.46%
	1,737	Compass Minerals International, Inc.	95,413

		MISCELLANEOUS MANUFACTURERS - 0.68%
	7,263	General Electric Co.	141,701

		OIL & GAS - 8.06%
	3,109	Apache Corp.	255,964
	464	Arena Resources, Inc. *	14,143
	875	Devon Energy Corp.	70,753
	407	Diamond Offshore Drilling, Inc.	36,142
	11,904	ENSCO International, Inc.	452,471
	829	EOG Resources, Inc.	67,083
	7,413	Exxon Mobil Corp.	549,451
	842	Hess Corp.	50,697
	3,504	Murphy Oil Corp.	177,443
			1,674,147

		OIL & GAS SERVICES - 0.21%
	548	Lufkin Industries, Inc.	28,671
	872	Superior Well Services, Inc. *	14,606
			43,277

		PHARMACEUTICALS - 6.88%
	12,361	Express Scripts, Inc. *	749,200
	6,687	Forest Laboratories, Inc. *	155,339
	2,510	Medco Health Solutions, Inc. *	95,255
	2,630	Perrigo Co.	89,420
	8,647	Pfizer, Inc.	153,138
	4,365	Teva Pharmaceutical Industries Ltd.	187,171
			1,429,523

		PIPELINES - 0.03%
	309	Spectra Energy Corp.	5,973

		RETAIL - 5.04%
	629	Aeropostale, Inc. *	15,228
	3,237	Autozone, Inc. *	412,038
	2,022	Big Lots, Inc. *	49,397
	1,135	Buckle, Inc.	29,909
	509	Gymboree Corp. *	13,163
	2,673	McDonald's Corp.	154,847
	6,516	Staples, Inc.	126,606
	8,507	Yum! Brands, Inc.	246,788
			1,047,976

		SAVINGS & LOANS - 4.77%
	31,781	First Niagara Financial Group, Inc.	501,186
	11,497	New York Community Bancorp, Inc.	180,043
	8,615	People's United Financial, Inc.	150,763
	9,070	Washington Federal, Inc.	159,813
			991,805

		SEMICONDUCTORS - 6.22%
	30,958	Altera Corp.	537,121
	9,887	Applied Materials, Inc.	127,641
	2,007	Cypress Semiconductor Corp. *	10,055
	6,622	Intel Corp.	105,952
	10,029	Linear Technology Corp.	227,458
	8,397	Microchip Technology, Inc.	206,818
	558	Power Integrations, Inc. *	11,712
	5,748	TriQuint Semiconductor, Inc. *	25,751
	2,152	Xilinx, Inc.	39,640
			1,292,148

		SOFTWARE - 2.53%
	12,854	Activision Blizzard, Inc. *	160,161
	5,588	Adobe Systems, Inc. *	148,864
	1,232	Check Point Software Technologies *	24,911
	8,084	Microsoft Corp.	180,516
	814	Phase Forward, Inc. *	11,616
			526,068

		TELECOMMUNICATIONS - 3.03%
	11,534	AT&T, Inc.	308,765
	489	Comtech Telecommunications Corp. *	23,677
	805	EchoStar Corp. *	15,633
	5,786	Premiere Global Services, Inc. *	57,571
	1,062	QUALCOMM, Inc.	40,632
	2,571	Syniverse Holdings, Inc. *	48,335
	2,214	Telefonica SA	122,855
	1,553	Windstream Corp.	11,663
			629,131

		TOYS/GAMES/HOBBIES - 1.97%
	14,104	Hasbro, Inc.	410,003

		TRANSPORTATION - 1.77%
	4,639	CH Robinson Worldwide, Inc.	240,207
	1,178	CSX Corp.	53,858
	1,812	Kirby Corp. *	62,188
	299	Ryder System, Inc.	11,846
			368,099

		TOTAL COMMON STOCKS (Cost $22,362,456)	20,441,945

		SHORT-TERM INVESTMENTS - 1.86%
	386,368	Milestone Treasury Obligation Portfolio - Institutional Class, 0.89%**, 11/1/08
		(Cost $386,368)	386,368

		TOTAL INVESTMENTS - 100.23% (Cost $22,748,824) (a)	$ 20,828,313
		OTHER ASSETS AND LIABILITIES - (0.23)%	(47,528)
		NET ASSETS - 100.0%	$ 20,780,785

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 850,330
		Unrealized Depreciation:	(2,770,841)
		Net Unrealized Depreciation:	$ (1,920,511)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2008.

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad level listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	20,441,945	-
Level 2 - Other Significant Observable Inputs	386,368	-
Level 3 - Significant Unobservable Inputs	0	-
Total	20,828,313	-
* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/22/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/22/08

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/22/08